Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0002033620
Registrant Name	Coller Private Credit Secondaries
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES